Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consists of the following:

	As of December 31,
	2023 (RMB)	2024 (RMB)
Machinery and equipment	44,721	42,350
Office equipment	3,221	3,158
Vehicles	713	713
Leasehold improvements	–	1,337
Total cost	48,655	47,558
Less: Accumulated depreciation	(24,214)	(30,899)
Less: Amortization of leasehold improvements	–	(62)
Property and equipment, net	24,441	16,597